Foreclosed Real Estate - Analysis of the Allowance for Losses on Foreclosed Real Estate (Detail) (Foreclosed Real Estate [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreclosed Real Estate [Member]
Valuation Allowance For Losses On Foreclosed Assets Line Items
Balance at beginning of year	$ 515	$ 638	$ 413
Provision for losses	413	418	241
Charge-offs	(53)	(541)	(16)
Balance at end of year	$ 875	$ 515	$ 638